FINANCIAL INSTRUMENTS (Details 21) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) bbl	Dec. 31, 2021 USD ($) bbl
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	2,487	2,690
Trade receivables | $	$ 738,068	$ 834,686
Percentage of trade receivables	100.00%	100.00%
Below one month [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	690	676
Trade receivables | $	$ 28,708	$ 36,011
Percentage of trade receivables	3.89%	4.31%
Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	69	100
Trade receivables | $	$ 1,941	$ 965
Percentage of trade receivables	0.26%	0.12%
Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	43	53
Trade receivables | $	$ 474	$ 361
Percentage of trade receivables	0.06%	0.04%
Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	37	30
Trade receivables | $	$ 352	$ 87
Percentage of trade receivables	0.05%	0.01%
Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	25	49
Trade receivables | $	$ 133	$ 13
Percentage of trade receivables	0.02%	0.00%
Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	18	2
Trade receivables | $	$ 87	$ 1
Percentage of trade receivables	0.01%	0.00%
Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	27	2
Trade receivables | $	$ 94	$ 2
Percentage of trade receivables	0.01%	0.00%
Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	16	1
Trade receivables | $	$ 67	$ 1
Percentage of trade receivables	0.01%	0.00%
Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	62	67
Trade receivables | $	$ 5,521	$ 5,516
Percentage of trade receivables	0.75%	0.67%
Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	1,500	1,710
Trade receivables | $	$ 700,691	$ 791,729
Percentage of trade receivables	94.94%	94.85%